Operating segments - Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Operating segments
Revenue	$ 75,914	$ 65,309	$ 142,347	$ 121,487
Royalty	(3,899)	(3,507)	(9,525)	(6,278)
Production costs
Salaries and wages			(18,855)	(17,976)
Salaries and wages - BETS			(3,160)	(200)
Consumable materials			(15,382)	(14,164)
Electricity costs			(10,712)	(8,487)
Safety			(800)	(630)
Share-based payment expense			(117)	(771)
On mine administration			(3,585)	(3,012)
Security			(882)	(831)
Solar operations and maintenance services				(428)
Write down of inventory			0		$ (1,063)
Pre-feasibility exploration costs			(29)	(77)
Depreciation	(4,131)	(4,042)	(8,017)	(7,901)
Other income	37	75	98	141
Other expenses	(874)	(1,103)	(2,176)	(1,946)
Administrative expenses.
Investor relations			(300)	(370)
Audit fee			(272)	(219)
Advisory services fees			(4,130)	(903)
Listing fees			(245)	(217)
Directors fees - Group			(440)	(403)
Directors fees - Blanket			(50)	(31)
Employee costs			(3,576)	(3,201)
Employee costs - settlements - Group			(78)	(1,111)
Employee costs - bonuses - Group			390	(1,133)
Other office administration cost			(895)	(399)
Information technology and communication cost			(367)	(77)
Management liability insurance			(22)	(375)
Travel costs			(638)	(522)
Cash-settled share-based payments expense	(84)	(285)	(108)	(443)
Equity-settled share-based payments expense	(253)	(226)	(412)	(82)
Net foreign exchange (loss) gain	(2,231)	(1,026)	(1,873)	(2,278)
Fair value loss on derivative liabilities	11,501		15,496	(1,592)
Profit on the sale of non-current assets held for sale		8,540		8,540
Finance income	267	121	1,230	127
Finance cost	(1,311)	(602)	(4,958)	(1,502)
Profit (loss) before tax	40,661	34,937	67,957	52,736
Tax expense	(10,641)	(11,341)	(19,024)	(17,977)
Profit for the period	30,020	23,596	48,933	34,759
Current (excluding intercompany, including assets held for sale)	226,462	88,521	226,462	88,521
Non-current (excluding intercompany)	336,012	300,646	336,012	300,646
Additions on property, plant and equipment (note 18)			17,593	17,496
Additions on evaluation and exploration assets (note 17)			2,502	3,891
Current (excluding intercompany)	(39,497)	(53,771)	(39,497)	(53,771)
Non-current (excluding intercompany)	(199,374)	(73,741)	(199,374)	(73,741)
Blanket
Production costs
Salaries and wages			(18,032)	(17,294)
Salaries and wages - BETS			(3,160)	(200)
Consumable materials			(14,851)	(13,696)
Electricity costs			(10,425)	(8,324)
Safety			(800)	(630)
Share-based payment expense			(111)	(733)
On mine administration			(2,781)	(2,569)
Security			(882)	(831)
Solar operations and maintenance services				(428)
Pre-feasibility exploration costs			(29)	(77)
Bilboes
Production costs
Salaries and wages			(823)	(682)
Consumable materials			(531)	(468)
Electricity costs			(287)	(163)
Share-based payment expense			(6)	(38)
On mine administration			(804)	(443)
Operating segments | Blanket
Operating segments
Revenue			138,921	119,179
Royalty			(9,292)	(6,140)
Production costs
Salaries and wages			(18,032)	(17,294)
Salaries and wages - BETS			(3,160)	(200)
Consumable materials			(14,905)	(12,914)
Electricity costs			(10,425)	(8,324)
Safety			(800)	(630)
Share-based payment expense			(111)	(1,493)
On mine administration			(2,765)	(1,693)
Security			(882)	(831)
Solar operations and maintenance services				(428)
Pre-feasibility exploration costs			(29)	(77)
Depreciation			(8,523)	(8,322)
Other income			98	141
Other expenses			(1,934)	(1,883)
Administrative expenses.
Investor relations			(97)	(116)
Audit fee			(167)	(49)
Advisory services fees			(64)	(131)
Directors fees - Blanket			(50)	(31)
Employee costs			(686)	(559)
Employee costs - bonuses - Group			115	(150)
Other office administration cost			(773)	(133)
Information technology and communication cost			(126)	(8)
Travel costs			(109)	(87)
Management fee			(1,151)	(1,351)
Net foreign exchange (loss) gain			(1,572)	(1,732)
Finance cost			(517)	(1,506)
Profit (loss) before tax			62,964	53,238
Tax expense			(18,632)	(15,265)
Profit for the period			44,332	37,973
Current (excluding intercompany, including assets held for sale)	85,977	61,991	85,977	61,991
Non-current (excluding intercompany)	217,742	207,497	217,742	207,497
Additions on property, plant and equipment (note 18)			13,025	17,425
Intercompany balances	67,741	55,126	67,741	55,126
Current (excluding intercompany)	(29,047)	(43,983)	(29,047)	(43,983)
Non-current (excluding intercompany)	(68,284)	(68,107)	(68,284)	(68,107)
Intercompany balances	(10,975)	(12,334)	(10,975)	(12,334)
Operating segments | South Africa
Operating segments
Revenue			4,638	10,639
Production costs
Consumable materials			(4,403)	(9,889)
On mine administration				(54)
Depreciation				(83)
Other expenses			(90)
Administrative expenses.
Audit fee			(17)	(16)
Advisory services fees			(129)	(48)
Services			748	700
Employee costs			(1,357)	(1,158)
Employee costs - settlements - Group			(78)	(1,111)
Employee costs - bonuses - Group			(214)	(482)
Other office administration cost			(63)	(99)
Information technology and communication cost			(187)	(72)
Travel costs			(33)	(127)
Management fee			1,151	1,351
Net foreign exchange (loss) gain			71	419
Profit on the sale of non-current assets held for sale				(267)
Finance income			449	293
Finance cost			(12)	(14)
Profit (loss) before tax			474	(18)
Tax expense			(170)	(39)
Profit for the period			304	(57)
Current (excluding intercompany, including assets held for sale)	2,509	4,935	2,509	4,935
Non-current (excluding intercompany)	993	1,305	993	1,305
Additions on property, plant and equipment (note 18)			(45)	183
Intercompany balances	27,522	23,572	27,522	23,572
Current (excluding intercompany)	(1,801)	(4,403)	(1,801)	(4,403)
Non-current (excluding intercompany)	(121)	(175)	(121)	(175)
Intercompany balances	(42,323)	(41,610)	(42,323)	(41,610)
Operating segments | Bilboes
Operating segments
Revenue			3,426	2,308
Royalty			(233)	(138)
Production costs
Salaries and wages			(823)	(682)
Consumable materials			(531)	(468)
Electricity costs			(287)	(163)
Share-based payment expense			(6)	(38)
On mine administration			(804)	(443)
Depreciation			(13)	(13)
Other expenses			(85)	(50)
Administrative expenses.
Audit fee			8
Advisory services fees			(608)
Other office administration cost				(40)
Net foreign exchange (loss) gain			(77)	(38)
Finance cost			(645)	8
Profit (loss) before tax			(678)	243
Tax expense			(16)	9
Profit for the period			(694)	252
Additions on property, plant and equipment (note 18)			2,729	56
Reallocation Bilboes sulphide			79,130
Intercompany balances	5,314	1,969	5,314	1,969
Operating segments | E&E projects
Administrative expenses.
Audit fee			(6)	(5)
Advisory services fees			1
Finance cost			(289)	(119)
Profit (loss) before tax			(294)	(124)
Profit for the period			(294)	(124)
Current (excluding intercompany, including assets held for sale)	2,267	1,236	2,267	1,236
Non-current (excluding intercompany)	114,688	102,791	114,688	102,791
Additions on evaluation and exploration assets (note 17)			2,502	3,891
Reallocation Bilboes sulphide			(79,130)
Current (excluding intercompany)	(2,260)	(2,522)	(2,260)	(2,522)
Non-current (excluding intercompany)	(3,991)	(4,219)	(3,991)	(4,219)
Intercompany balances	(97,028)	(82,099)	(97,028)	(82,099)
Inter-group eliminations adjustments
Operating segments
Revenue			(4,638)	(10,639)
Production costs
Consumable materials			4,457	9,107
Share-based payment expense				760
On mine administration				(809)
Depreciation			519	562
Other income			(28)
Administrative expenses.
Advisory services fees			16	3
Services			2	(2)
Information technology and communication cost			2	3
Travel costs			2	3
Cash-settled share-based payments expense			61
Equity-settled share-based payments expense			56
Net foreign exchange (loss) gain			(82)	(63)
Profit on the sale of non-current assets held for sale				1,635
Finance income			(3,658)	(1,193)
Finance cost			3,580	1,193
Profit (loss) before tax			289	560
Tax expense			94	51
Profit for the period			383	611
Current (excluding intercompany, including assets held for sale)	(42)	(24)	(42)	(24)
Non-current (excluding intercompany)	(5,117)	(5,921)	(5,117)	(5,921)
Additions on property, plant and equipment (note 18)			(172)	(839)
Intercompany balances	(231,526)	(226,904)	(231,526)	(226,904)
Non-current (excluding intercompany)	115	(23)	115	(23)
Intercompany balances	231,526	226,904	231,526	226,904
Corporate and other reconciling amounts
Production costs
On mine administration			(16)	(13)
Depreciation				(45)
Other income			28
Other expenses			(67)	(13)
Administrative expenses.
Investor relations			(203)	(254)
Audit fee			(90)	(149)
Advisory services fees			(3,346)	(727)
Services			(750)	(698)
Listing fees			(245)	(217)
Directors fees - Group			(440)	(403)
Employee costs			(1,533)	(1,484)
Employee costs - bonuses - Group			489	(501)
Other office administration cost			(59)	(127)
Information technology and communication cost			(56)
Management liability insurance			(22)	(375)
Travel costs			(498)	(311)
Cash-settled share-based payments expense			(169)	(443)
Equity-settled share-based payments expense			(468)	(82)
Net foreign exchange (loss) gain			(213)	(864)
Fair value loss on derivative liabilities			15,496	(1,592)
Profit on the sale of non-current assets held for sale				7,172
Finance income			4,439	1,027
Finance cost			(7,075)	(1,064)
Profit (loss) before tax			5,202	(1,163)
Tax expense			(300)	(2,733)
Profit for the period			4,902	(3,896)
Current (excluding intercompany, including assets held for sale)	135,751	20,383	135,751	20,383
Non-current (excluding intercompany)	7,706	(5,026)	7,706	(5,026)
Additions on property, plant and equipment (note 18)			2,056	671
Intercompany balances	130,949	146,237	130,949	146,237
Current (excluding intercompany)	(6,389)	(2,863)	(6,389)	(2,863)
Non-current (excluding intercompany)	(127,093)	(1,217)	(127,093)	(1,217)
Intercompany balances	$ (81,200)	$ (90,861)	$ (81,200)	$ (90,861)